UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                     ---------

                              The GAMCO Growth Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                              MARKET
        SHARES                                                VALUE*
        -------                                               ------

                  COMMON STOCKS -- 99.1%
                  CONSUMER DISCRETIONARY -- 10.0%
                  AUTO & COMPONENTS -- 0.5%
         15,000   Harley-Davidson Inc. .................   $    941,250
         50,000   Harman International Industries Inc.        4,172,000
                                                           ------------
                                                              5,113,250
                                                           ------------
                  HOTELS AND GAMING -- 1.7%
         60,000   Boyd Gaming Corp. ....................      2,306,400
        130,000   Hilton Hotels Corp. ..................      3,620,500
        110,000   Marriott International Inc., Cl. A ...      4,250,400
         10,000   MGM Mirage+ ..........................        394,900
         70,000   Starwood Hotels &
                    Resorts Worldwide Inc. .............      4,003,300
         30,000   Station Casinos Inc. .................      1,734,900
                                                           ------------
                                                             16,310,400
                                                           ------------
                  MEDIA -- 2.6%
        110,000   Getty Images Inc.+ ...................      5,464,800
        210,000   News Corp., Cl. B ....................      4,334,400
        150,000   The McGraw-Hill Companies Inc. .......      8,704,500
        260,000   Time Warner Inc. .....................      4,739,800
         50,000   Viacom Inc., Cl. B+ ..................      1,859,000
                                                           ------------
                                                             25,102,500
                                                           ------------
                  RETAIL -- 5.2%
         30,000   Bed Bath & Beyond Inc.+ ..............      1,147,800
         60,000   Best Buy Co. Inc. ....................      3,213,600
        100,000   Chico's FAS Inc.+ ....................      2,153,000
         90,000   Coach Inc.+ ..........................      3,096,000
         80,000   Costco Wholesale Corp. ...............      3,974,400
        105,000   Kohl's Corp.+ ........................      6,816,600
        100,000   Lowe's Companies Inc. ................      2,806,000
         80,000   Staples Inc. .........................      1,946,400
         90,000   Starbucks Corp.+ .....................      3,064,500
        110,000   Target Corp. .........................      6,077,500
         95,000   The Cheesecake Factory Inc.+ .........      2,583,050
        156,577   The Home Depot Inc. ..................      5,679,048
        173,400   Tiffany & Co. ........................      5,756,880
        140,000   Urban Outfitters Inc.+ ...............      2,476,600
                                                           ------------
                                                             50,791,378
                                                           ------------
                  TOTAL CONSUMER DISCRETIONARY .........     97,317,528
                                                           ------------
                  CONSUMER STAPLES -- 12.5%
         30,000   Cadbury Schweppes plc, ADR ...........      1,283,100
        230,000   Groupe Danone, ADR ...................      6,812,600
         60,000   Nestle SA, ADR .......................      5,215,518
        430,000   PepsiCo Inc. .........................     28,061,800
        465,000   Procter & Gamble Co. .................     28,820,700
        190,000   The Hershey Co. ......................     10,155,500
        210,000   Wal-Mart Stores Inc. .................     10,357,200
        420,000   Walgreen Co. .........................     18,643,800
         70,000   Whole Foods Market Inc. ..............      4,160,100
        170,000   Wm. Wrigley Jr. Co. ..................      7,830,200
         26,250   Wm. Wrigley Jr. Co., Cl. B ...........      1,207,500
                                                           ------------
                  TOTAL CONSUMER STAPLES ...............    122,548,018
                                                           ------------
                  ENERGY -- 5.7%
         56,000   Apache Corp. .........................      3,539,200
         30,000   Cameron International Corp.+ .........      1,449,300
         35,000   Chesapeake Energy Corp. ..............      1,014,300
         50,000   EOG Resources Inc. ...................      3,252,500

                                                              MARKET
        SHARES                                                VALUE*
        -------                                               ------

        110,000   Halliburton Co. ......................   $  3,129,500
        115,000   Hess Corp. ...........................      4,763,300
         55,000   McDermott International Inc.+ ........      2,299,000
         70,000   National-Oilwell Varco Inc.+ .........      4,098,500
         40,000   Noble Corp. ..........................      2,567,200
         90,000   Occidental Petroleum Corp. ...........      4,329,900
        155,000   Peabody Energy Corp. .................      5,700,900
        103,000   Pioneer Natural Resources Co. ........      4,029,360
         50,000   Sasol Ltd., ADR ......................      1,644,500
         98,000   Schlumberger Ltd. ....................      6,078,940
         30,000   Transocean Inc.+ .....................      2,196,900
         50,000   Weatherford International Ltd.+ ......      2,086,000
         90,000   XTO Energy Inc. ......................      3,791,700
                                                           ------------
                  TOTAL ENERGY .........................     55,971,000
                                                           ------------
                  FINANCIAL -- 17.9%
         80,000   Affiliated Managers Group Inc.+ ......      8,008,800
        315,000   American Express Co. .................     17,665,200
        190,000   American International Group Inc. ....     12,589,400
         53,100   China Life Insurance Co. Ltd., ADR ...      4,150,296
        560,000   Citigroup Inc. .......................     27,815,200
        125,000   Commerce Bancorp Inc. ................      4,588,750
        200,000   Credit Suisse Group, ADR .............     11,590,000
         90,000   Goldman Sachs Group Inc. .............     15,225,300
         40,000   HSBC Holdings plc, ADR ...............      3,661,200
         85,000   Legg Mason Inc. ......................      8,573,100
        115,000   Merrill Lynch & Co. Inc. .............      8,995,300
         45,000   Moody's Corp. ........................      2,942,100
        195,900   Northern Trust Corp. .................     11,446,437
         70,000   SEI Investments Co. ..................      3,933,300
        178,800   State Street Corp. ...................     11,157,120
         90,000   T. Rowe Price Group Inc. .............      4,306,500
        190,000   UBS AG ...............................     11,268,900
        190,000   Wells Fargo & Co. ....................      6,874,200
                                                           ------------
                  TOTAL FINANCIAL ......................    174,791,103
                                                           ------------
                  HEALTH CARE -- 13.8%
                  HEALTH CARE EQUIPMENT & SERVICES -- 7.2%
        130,000   Alcon Inc. ...........................     14,885,000
         60,000   Biomet Inc. ..........................      1,931,400
        110,000   Edwards Lifesciences Corp.+ ..........      5,124,900
         25,000   IDEXX Laboratories Inc.+ .............      2,278,500
        115,000   Medtronic Inc. .......................      5,340,600
        100,000   Quest Diagnostics Inc. ...............      6,116,000
        210,000   St. Jude Medical Inc.+ ...............      7,410,900
        250,000   Stryker Corp. ........................     12,397,500
        110,000   Varian Medical Systems Inc.+ .........      5,872,900
        135,000   Zimmer Holdings Inc.+ ................      9,112,500
                                                           ------------
                                                             70,470,200
                                                           ------------
                  PHARMACEUTICALS & BIOTECHNOLOGY -- 6.6%
        208,000   Amgen Inc.+ ..........................     14,878,240
        105,000   Eli Lilly & Co. ......................      5,985,000
        195,000   Genentech Inc.+ ......................     16,126,500
        100,000   Genzyme Corp.+ .......................      6,747,000
        100,000   Gilead Sciences Inc.+ ................      6,870,000
        164,000   Johnson & Johnson ....................     10,650,160
         35,000   Novo Nordisk A/S, ADR ................      2,608,200
                                                           ------------
                                                             63,865,100
                                                           ------------
                  TOTAL HEALTH CARE.....................    134,335,300
                                                           ------------
                                       2

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                              MARKET
        SHARES                                                VALUE*
        -------                                               ------

                  COMMON STOCKS (CONTINUED)
                  INDUSTRIAL -- 15.5%
         90,000   3M Co.................................   $  6,697,800
         45,000   C.H. Robinson Worldwide Inc...........      2,006,100
         60,000   Caterpillar Inc.......................      3,948,000
        130,000   Emerson Electric Co...................     10,901,800
         50,000   Expeditors International
                    of Washington Inc. .................      2,229,000
         80,000   FedEx Corp............................      8,694,400
         35,000   Fluor Corp............................      2,691,150
        162,000   General Dynamics Corp.................     11,610,540
      1,295,000   General Electric Co...................     45,713,500
         90,000   Ingersoll-Rand Co. Ltd., Cl. A .......      3,418,200
        300,000   ITT Corp.......... ...................     15,381,000
         95,000   L-3 Communications Holdings Inc. .....      7,441,350
         70,000   Lockheed Martin Corp. ................      6,024,200
         85,000   Rockwell Automation Inc. .............      4,938,500
         20,000   Rockwell Collins Inc. ................      1,096,800
         30,000   United Parcel Service Inc., Cl. B ....      2,158,200
        215,000   United Technologies Corp. ............     13,620,250
         92,600   UTI Worldwide Inc. ...................      2,590,022
                                                           ------------
                  TOTAL INDUSTRIAL  ....................    151,160,812
                                                           ------------
                  INFORMATION TECHNOLOGY -- 21.7%
                  COMMUNICATIONS EQUIPMENT -- 2.4%
        646,000   Cisco Systems Inc.+ ..................     14,858,000
        251,000   QUALCOMM Inc..........................      9,123,850
                                                           ------------
                                                             23,981,850
                                                           ------------
                  COMPUTERS & PERIPHERAL -- 2.1%
        200,000   Apple Computer Inc.+ .................     15,406,000
        150,000   Dell Inc.+............................      3,426,000
         60,000   Logitech International SA, ADR+ ......      1,305,600
                                                           ------------
                                                             20,137,600
                                                           ------------
                  SEMICONDUCTORS -- 3.1%
        105,000   Broadcom Corp., Cl. A+ ...............      3,185,700
        430,000   Intel Corp. ..........................      8,845,100
        260,000   Linear Technology Corp. ..............      8,091,200
        160,000   Microchip Technology Inc. ............      5,187,200
        146,000   Texas Instruments Inc. ...............      4,854,500
                                                           ------------
                                                             30,163,700
                                                           ------------
                  SOFTWARE & SERVICES -- 12.9%
        395,000   Adobe Systems Inc.+ ..................     14,792,750
         40,000   Autodesk Inc.+.... ...................      1,391,200
         50,000   CheckFree Corp.+.. ...................      2,066,000
        270,000   eBay Inc.+........ ...................      7,657,200
          5,000   Electronic Arts Inc.+ ................        278,400
         50,000   FactSet Research Systems Inc. ........      2,428,500
         76,900   Google Inc., Cl. A+ ..................     30,906,110
         50,000   International Game Technology ........      2,075,000
      1,580,000   Microsoft Corp. ......................     43,181,400
        105,000   NAVTEQ Corp.+.........................      2,741,550

                                                              MARKET
        SHARES                                                VALUE*
        -------                                               ------

         30,000   SAP AG, ADR...........................   $  1,485,000
         55,000   Trimble Navigation Ltd.+ .............      2,589,400
        555,000   Yahoo! Inc.+ .........................     14,030,400
                                                           ------------
                                                            125,622,910
                                                           ------------
                  TELECOMMUNICATIONS -- 1.2%
        155,000   Corning Inc.+.........................      3,783,550
        220,000   Motorola Inc..........................      5,500,000
         89,900   NeuStar Inc., Cl. A+ .................      2,494,725
                                                           ------------
                                                             11,778,275
                                                           ------------
                  TOTAL INFORMATION TECHNOLOGY .........    211,684,335
                                                           ------------
                  MATERIALS -- 2.0%
         40,000   Allegheny Technologies Inc. ..........      2,487,600
         85,000   BHP Billiton Ltd., ADR ...............      3,219,800
        133,000   Commercial Metals Co. ................      2,703,890
         35,000   Freeport-McMoRan Copper &
                    Gold Inc., Cl. B ...................      1,864,100
         45,000   Newmont Mining Corp. .................      1,923,750
         40,000   Phelps Dodge Corp. ...................      3,388,000
         20,000   Rio Tinto plc, ADR ...................      3,792,600
                                                           ------------
                  TOTAL MATERIALS   ....................     19,379,740
                                                           ------------
                  TOTAL COMMON STOCKS...................    967,187,836
                                                           ------------
      PRINCIPAL
       AMOUNT
       -------
                  U.S. GOVERNMENT OBLIGATIONS -- 0.9%
     $9,218,000   U.S. Treasury Bills,
                    4.845% to 5.152%++,
                    11/30/06 to 03/08/07 ...............      9,078,499
                                                           ------------
                  TOTAL INVESTMENTS -- 100.0%
                    (Cost $912,152,437) ................   $976,266,335
                                                           ============
-------------------
                  Aggregate book cost...................   $912,152,437
                                                           ============
                  Gross unrealized appreciation ........    110,680,366
                  Gross unrealized depreciation ........    (46,566,468)
                                                           ------------
                  Net unrealized appreciation
                    (depreciation) .....................   $ 64,113,898
                                                           ============
-------------------
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.